Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flow from operating activities:
Net loss	$ (44,372)	$ (55,774)
Adjustments to reconcile net loss to cash used in operations:
Depreciation and amortization	3,658	3,926
Stock-based compensation	24,464	22,269
Charge to allowance for credit losses	1,887	2,112
Gain on disposal of long-lived assets	0	(4)
Remeasurement of contingent consideration	0	303
Non-cash operating lease costs	2,266	1,813
Amortization of premium on short-term investments	(3,444)	(1,057)
Impairment of intangible asset and capitalized development	0	15,213
Other	(193)	0
Changes in operating assets and liabilities:
Accounts receivable	(4,392)	1,764
Insurance recovery receivable related to legal loss	(8,039)	0
Prepaid expenses and other current assets	(43)	1,103
Other long-term assets	(36)	(7)
Accounts payable	137	(849)
Accrued expenses and other	2,285	2,485
Accrued legal loss	11,500	0
Deferred revenue	1,086	11
Operating lease liabilities	(2,288)	(1,878)
Other liabilities	588	(179)
Net cash used in operating activities	(14,936)	(8,749)
Cash flow from investing activities:
Purchases of property, equipment and capitalized software development costs	(3,053)	(2,781)
Purchases of short-term investments	(206,095)	(87,937)
Maturities of short-term investments	190,944	12,679
Proceeds from disposal of equipment	8	4
Net cash used in investing activities	(18,196)	(78,035)
Cash flow from financing activities:
Proceeds from exercise of stock options	38	80
Net proceeds from issuance of common stock under Employee Stock Purchase Plan	421	600
Repurchase of common stock related to net share settlement	(105)	(127)
Repurchase of common stock related to share repurchase program	0	(20,052)
Cash paid for acquisitions	(296)	(456)
Principal payments on finance lease obligations	(42)	(41)
Net cash provided by (used in) financing activities	16	(19,996)
Net decrease in cash and cash equivalents:	(33,116)	(106,780)
Cash and cash equivalents at beginning of period	52,771	159,551
Cash and cash equivalents at end of period	19,655	52,771
Supplemental disclosure:
Cash paid for taxes	1,223	896
Non-cash investing and financing activities:
Property and equipment included in accounts payable and accrued liabilities	$ 8	$ 66